Share capital, warrants and other capital (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of Fair Value of Warrants Assumptions Explanatory

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
February 2021 Placement agent warrants – public offering	1,435,682	1.48	1.8125	0.58734%	119.18%	4.99	0.00%
February 2021 Placement agent warrants – Underwriter Option	215,352	1.48	1.8125	0.58544%	119.57%	4.98	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants.
(iii)	Based upon time to expiry from the issuance date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

Disclosure of Warrants Exercise Transactions Explanatory

	Warrants exercised (number of underlying common shares)	Exercise Price	Aggregate proceeds to the Company
September 2019 Investor warrants	2,000,000	$1.65	$3,300
February 2020 Investor warrants	1,739,130	1.20	2,087
July 2020 Investor warrants	20,823,333	0.45	9,371
July 2020 Placement Agent warrants	1,866,667	0.5625	1,050
August 2020 Investor warrants	7,589,883	0.47	3,567
August 2020 Placement Agent warrants	869,952	0.7040625	612
	34,888,965		$19,987

Disclosure of Detailed Information About Warrants Activity Reclassified Into Equity Explanatory

	Three months ended March 31, 2022
	Stock options	Weighted average exercise price	DSUs
	(Number)	($)	(Number)
Balance – January 1, 2022	1,086,368	0.88	423,000
Granted	50,000	0.36	—
Expired	—	—	—
Exercised	—	—	—
Balance – March 31, 2022	1,136,368	0.85	423,000

	Year ended December 31, 2021
	Stock options	Weighted average exercise price	DSUs
	(Number)	($)	(Number)
Balance – January 1, 2021	506,400	1.44	173,000
Granted	580,000	0.42	280,000
Expired	(32)	590.25	—
Exercised	—	—	(30,000)
Balance – December 31, 2021	1,086,368	0.88	423,000

Disclosure of Number and Weighted Average Exercise Prices of Share Options

		Three Months Ended	Year Ended
		March 31,	December 31
		2022	2021
Expected dividend yield	(a)	0.00%	0.00%
Expected volatility	(b)	115.80%	115.80%
Risk-free annual interest rate	(c)	1.23%	1.23%
Expected life (years)	(d)	5.71	5.71
Weighted average share price		$0.42	$0.42
Weighted average exercise price		$0.42	$0.42
Weighted average grant date fair value		$0.35	$0.35

(a)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(b)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.

(c)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.

(d)	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.